INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2022	2021	2022	2021
Current income taxes	(164)	(163)	(99)	(77)
Deferred income taxes	109	(9)	18	(8)
Income tax expense	(55)	(172)	(81)	(85)
Effective tax rate	(275.0)%	(41.2)%	(39.7)%	(41.7)%